Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	May 29, 2013 Entity	Sep. 30, 2011	Dec. 31, 2013 Entity	Dec. 31, 2012	Dec. 31, 2013 Securitization Trust [Member]	Jun. 13, 2013 Securitization Trust [Member]	Apr. 11, 2013 Securitization Trust [Member]	Feb. 13, 2013 Securitization Trust [Member]	Dec. 31, 2013 Deconsolidation [Member]	Dec. 31, 2013 Minimum [Member]
Accounting Policies [Line Items]
Assets			$ 159,543,000,000	$ 181,260,000,000	$ 58,000,000	$ 6,600,000,000	$ 2,030,000,000	$ 3,820,000,000	$ 12,500,000,000
Liabilities			153,901,000,000	176,194,000,000		6,420,000,000	1,990,000,000	3,680,000,000	12,100,000,000
Gain from trust sale									312,000,000
Consolidation loan rebate fee			105 basis point
Private Education Loan loss confirmation period (in years)			2 years
Estimate of charge offs expected to occur			2 years
Additional provision for loan losses		124,000,000
Loans classified as troubled debt restructuring		$ 3,800,000,000
Period until which customers are not required to begin repayment under certain Private Education Loans			Six months after they have graduated or otherwise left school
Percentage of principal balance in higher education Private Education Loan portfolio related to customers who are in-school/grace/deferment status and not required to make payments			17.00%
Number of days after last payment contractually due Private Education Loan considered to be delinquent			31 days
Delinquency period (in days)			212 days
Percentage reimbursement on all qualifying default claims period one			98.00%
Percentage reimbursement on all qualifying default claims period two			97.00%
Percentage reimbursement on all qualifying default claims period three			100.00%
Option to exercise clean-up call and purchase student loans from trust of original loan balance			10 percent or less of the original loan balance
Percentage of trust's asset balance needed to trigger clean-up call			10.00%
Condition for purchase remaining loan from trust			Loan balance below 10%
Probability percentage of impairment of goodwill										50.00%
Minimum number of working hours for Severance Plan eligibility			24 hours
Number of separate publicly traded entities	2		2
Minimum settlement of tax position recognized			50.00%